CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	1,000,000	1,000,000	1,000,000
Preferred shares, issued	0	0	0
Preferred shares, outstanding	0	0	0
Common Class A [Member]
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	180,000,000	180,000,000	180,000,000
Ordinary shares, issued	0	0	0
Ordinary shares, outstanding	0	0	0
Common Class B [Member]
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, issued	4,375,000	4,375,000	4,375,000
Ordinary shares, outstanding	4,375,000	4,375,000	4,375,000
Class A ordinary shares subject to possible redemption
Shares subject to possible redemption	17,500,000	17,500,000	17,500,000
Subject to possible redemption at price per share (in Dollars per share)	$ 10	$ 10	$ 10